Growth Fund Investment Objectives and Goals - Growth Fund	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Growth Fund is a stock fund that seeks to provide long-term capital appreciation through investments in common stocks of growth companies.